Securitization debt	12 Months Ended
Dec. 31, 2018
Securitization debt
Securitization debt

18. Securitization debt

The Group securitizes accounts receivable arising from the consumer financing businesses.

During the year ended December 31, 2017, the Group completed two offerings of asset-backed securities (“ABS”) on the Shanghai Stock Exchange, at an aggregate amount of RMB800.0 million. The Group held 100% of the subordinated securities at an amount of RMB40.0 million. The outstanding balance of ABS was RMB760.0 million as of December 31, 2017 and was fully repaid during the year ended December 31, 2018.

During the year ended December 31, 2018, the Group completed the third offering of ABS on the Shanghai Stock Exchange at an aggregate amount of RMB500.0 million, of which 100% of the subordinated securities of RMB25.0 million was held by the Group. The outstanding balance of ABS was RMB475.0 million as of December 31, 2018 and will mature in 2019.

During the year ended December 31, 2018, the Group completed an offering of asset-backed notes (“ABN”) on the Shanghai Clearing House. The Aggregate amount issued was RMB520.0 million and 100% of the subordinated securities of RMB26.0 million was held by the Group. The outstanding balance of ABN was RMB494.0 million as of December 31, 2018 and will mature in 2019.

The securitization debt is denominated in RMB and the weighted average interest rates during the year ended December 31, 2017 and 2018 were approximately 5.36% and 5.44%.